SUMMARY OF RESTRICTED SHARE AWARDS (Details)	6 Months Ended		9 Months Ended	12 Months Ended
	Apr. 30, 2023 $ / shares	Apr. 30, 2023 Segment	Oct. 31, 2021 shares $ / shares	Oct. 31, 2022 shares	Oct. 31, 2022 $ / shares	Jan. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of RSUs beginning balance		5,082,225	730,258	730,258
Weighted average exercise price, beginning balance	$ 4.75		$ 7.87		$ 7.87
Number of RSUs, Granted | shares				4,351,967		730,258
Weighted average exercise price, Granted					4.22	$ 7.87
Number of RSUs Ending balance		689,640	730,258	5,082,225		730,258
Weighted average exercise price, Ending balance			$ 7.87		4.75	$ 7.87
Number of RSUs, Vested, ending balance | Segment		3,207
Restricted share awards [member]
IfrsStatementLineItems [Line Items]
Number of RSUs beginning balance		19,689
Weighted average exercise price, beginning balance	2.85
Number of RSUs, Granted | shares				492,228
Weighted average exercise price, Granted	$ 71.25				2.85
Number of RSUs Ending balance		19,689		492,228
Weighted average exercise price, Ending balance					2.85
Number of RSUs, Vested, ending balance | shares
Weighted average exercise price, Vested, ending balance